Derivatives - Not Designated (Details) - Derivatives not designated as hedging instruments - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	$ (28)	$ (30)	$ (24)
Foreign currency forward/option contracts | Cost of Sales
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	5	10	20
Foreign currency forward contracts | Interest expense
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	(30)	$ (40)	(43)
Commodity price swap contracts | Cost of Sales
Derivatives not designated as hedging instruments
Gain (Loss) on Derivative Recognized in income	$ (3)		$ (1)